Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Schedule of Stock Warrant Activity

Warrant detail for the nine months ended March 31, 2020 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2019	8,333	$20.00	0.25
Warrants issued	-	$-	-
Warrants exercised	-	$-	-
Warrants forfeited	(8,333)	$20.00	-
Warrants outstanding and exercisable at March 31, 2020	-	$-	-

Warrant detail for the nine months ended March 31, 2019 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74
Warrants issued	-	$-	-
Warrants exercised	-	$-	-
Warrants exchanged	(165,746)	$20.30	-
Warrants forfeited	-	$-	-
Warrants outstanding and exercisable at March 31, 2019	8,333	$20.00	0.50

Warrant detail for the year ended June 30, 2019 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74
Warrants issued	-	$-	-
Warrants exchanged	(7,996)	14.80	-
Warrants forfeited	(157,750)	$19.93	-
Warrants outstanding and exercisable at June 30, 2019	8,333	$20.00	0.25

Warrant detail for year ended June 30, 2018 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2017	234,259	$19.70	0.12-1.55
Warrants issued	-	$-	-
Warrants exchanged	(14,165)	$6.00	-
Warrants forfeited	(46,015)	$21.50	-
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74

Schedule of Stock Options Activity

Activity in stock options during the nine months ended March 31, 2020, and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2019	580,171	$11.05	8.59
Granted	15,792	$8.87
Exercised	(5,249)	$4.68
Forfeited and cancelled	(8,718)	$12.56
Outstanding at March 31, 2020	581,996	$11.02	7.87
Exercisable at March 31, 2020	414,720	$10.65	7.53

Activity in stock options during the nine months ended March 31, 2019, and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	354,447	$8.30	8.87
Granted	247,896	$14.40
Exercised	-	$-
Forfeited and cancelled	(18,366)	$4.60
Outstanding at March 31, 2019	583,977	$11.00	8.78
Exercisable at March 31, 2019	266,919	$9.60	7.98

Activity in stock options during the year ended June 30, 2019 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	350,726	$8.38	8.87
Granted	245,027	$14.45	9.71
Exercised	-	$-	-
Forfeited and cancelled	(15,582)	$4.64	-
Outstanding at June 30, 2019	580,171	$11.05	8.59
Exercisable at June 30, 2019	303,611	$10.02	8.01

Activity in stock options during the year ended June 30, 2018 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	71,628	$11.00	7.09
Granted	292,511	$7.80	-
Exercised	-	-	-
Forfeited and cancelled	(13,413)	$4.60	-
Outstanding at June 30, 2018	350,726	$8.38	8.87
Exercisable at June 30, 2018	139,169	$7.30	7.70

Schedule of Stock-Based Compensation Expenses

The Company allocated stock-based compensation expense included in the condensed consolidated statements of operations for employee option grants and non-employee option grants as follows:

	For the Three Months Ended March 31		For the Nine Months Ended March 31,
	2020	2019	2020	2019
Research and development	$54,000	$225,000	$162,000	$256,000
General and administration	402,000	861,000	1,194,000	1,236,000
Total stock-based compensation expense	$456,000	$1,086,000	$1,356,000	$1,492,000

We allocated stock-based compensation expense included in the consolidated statements of operations for employee option grants and non-employee option grants as follows:

Years ended June 30,	2019	2018
Research and development	$314,000	$96,000
Selling and administrative	1,630,000	159,000
Total stock-based compensation expense	$1,944,000	$255,000

Schedule of Fair Value Assumptions of Stock Options

The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

Nine months ended March 31,	2020	2019
Expected volatility	100.60%	111%
Risk free interest rate	1.73%	2.10%
Forfeiture rate	20.0%	20.0%
Dividend yield	0%	0%
Expected term (years)	5.56	5

The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

	2019	2018
Expected volatility	111.4% -112.2%	138% -143%
Risk free interest rate	2.43% - 2.45%	1.76% - 2.63%
Forfeiture rate	20%	20% -23%
Dividend yield	0%	0%
Expected term (years)	5.61	5